SARATOGA ADVANTAGE TRUST

International Equity Portfolio

Class I	SIEPX
Class A	SIEYX
Class C	SIECX

Incorporated herein by reference is the definitive version of the Prospectus supplements for the Saratoga International Equity Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 20, 2018 (SEC Accession No. 0001580642-18-000942).